Master Trust Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP Salaried DPS Plan | Master Trust
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
At December 31, 2025 and 2024, the net assets of the Master Trust and Master Trust B, respectively, were as follows (in thousands of dollars):

	2025		2024
	Master Trust Balances	Plan’s interest in Master Trust Balances	Master Trust B Balances	Plan’s interest in Master Trust B Balances
Investments at fair value:
Altria Stock	$1,456,691	$1,006,643	$1,357,573	$940,726
Cash and cash equivalents	40	17	36	14
Collective investment funds	2,688,978	2,391,388	—	—
Registered investment companies	651,804	594,094	—	—
Government securities	137,213	116,724	—	—
Other	16,145	10,486	—	—
Total investments at fair value	4,950,871	4,119,352	1,357,609	940,740
Investments at contract value:
Fully benefit-responsive investment contracts	494,528	364,901	—	—
Total Investments	5,445,399	4,484,253	1,357,609	940,740

Receivables:
Dividends on Altria Stock	15,360	12,250	15,362	12,202
Interest and dividend income on other investments	29	—	—	—
Other	560	—	—	—

Payables:
Administrative expenses	(963)	—	—	—

Net assets	$5,460,385	$4,496,503	$1,372,971	$952,942
The table below presents Master Trust investment activities for the year ended December 31, 2025, including activities related to assets transferred from Master Trust A beginning on the Transition Date (in thousands of dollars):

Dividends on Altria Stock	$106,187
Net appreciation in Altria Stock	140,966
Interest and dividends on other investments	68,205
Net appreciation in fair value of other investments	275,881
Investment income	$591,239

Plan’s interest in investment income from Master Trust	$495,590